UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Karsch Capital Management, LP
Address: 110 East 59th Street
         27th Floor
         New York, NY  10022

13F File Number:  028-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Karsch
Title:     Principal
Phone:     (212) 507-9782

Signature, Place, and Date of Signing:

 /s/    Michael A. Karsch     New York, NY/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $1,827,902 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   COM              018490102    86773   988978 SH       SOLE                   988978        0        0
AON CORP                       COM              037389103    15475   330660 SH       SOLE                   330660        0        0
APPLE INC                      COM              037833100   104603   258280 SH       SOLE                   258280        0        0
ASHLAND INC NEW                COM              044209104    94515  1653510 SH       SOLE                  1653510        0        0
BEAM INC                       COM              073730103   111885  2183968 SH       SOLE                  2183968        0        0
BP PLC                         SPONSORED ADR    055622104     5479   128190 SH       SOLE                   128190        0        0
CONOCOPHILLIPS                 COM              20825C104     5860    80421 SH       SOLE                    80421        0        0
CVS CAREMARK CORPORATION       COM              126650100    58960  1445810 SH       SOLE                  1445810        0        0
EBAY INC                       COM              278642103    17999   593447 SH       SOLE                   593447        0        0
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      791    17260 SH       SOLE                    17260        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107     1600    34490 SH       SOLE                    34490        0        0
EXPRESS SCRIPTS INC            COM              302182100    88112  1971621 SH       SOLE                  1971621        0        0
F M C CORP                     COM NEW          302491303    19766   229730 SH       SOLE                   229730        0        0
GALLAGHER ARTHUR J & CO        COM              363576109     4289   128260 SH       SOLE                   128260        0        0
GENERAL ELECTRIC CO            COM              369604103    26849  1499130 SH       SOLE                  1499130        0        0
HUMANA INC                     COM              444859102    69856   797354 SH       SOLE                   797354        0        0
ISHARES TR                     S&P 500 INDEX    464287200     6293    49960 SH       SOLE                    49960        0        0
JPMORGAN CHASE & CO            COM              46625H100    13095   393820 SH       SOLE                   393820        0        0
KINDER MORGAN INC DEL          COM              49456B101    28473   885066 SH       SOLE                   885066        0        0
MARSH & MCLENNAN COS INC       COM              571748102     6500   205580 SH       SOLE                   205580        0        0
MARTIN MARIETTA MATLS INC      COM              573284106     6574    87180 SH       SOLE                    87180        0        0
MATTEL INC                     COM              577081102    41487  1494476 SH       SOLE                  1494476        0        0
MERCK & CO INC NEW             COM              58933Y105    46771  1240610 SH       SOLE                  1240610        0        0
METLIFE INC                    COM              59156R108    27061   867910 SH       SOLE                   867910        0        0
NEWS CORP                      CL A             65248E104    72434  4060192 SH       SOLE                  4060192        0        0
PFIZER INC                     COM              717081103    90084  4162850 SH       SOLE                  4162850        0        0
PIONEER NAT RES CO             COM              723787107    13251   148090 SH       SOLE                   148090        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      666     9070 SH       SOLE                     9070        0        0
PNC FINL SVCS GROUP INC        COM              693475105    10778   186890 SH       SOLE                   186890        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    69028  1236400 SH  PUT  SOLE                  1236400        0        0
QUALCOMM INC                   COM              747525103   116793  2135159 SH       SOLE                  2135159        0        0
ROCKWOOD HLDGS INC             COM              774415103    49891  1267230 SH       SOLE                  1267230        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104    12834   607370 SH       SOLE                   607370        0        0
SHERWIN WILLIAMS CO            COM              824348106    48910   547890 SH       SOLE                   547890        0        0
SHIRE PLC                      SPONSORED ADR    82481R106    84556   813825 SH       SOLE                   813825        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107    61675   386700 SH  PUT  SOLE                   386700        0        0
STANLEY BLACK & DECKER INC     COM              854502101     2148    31773 SH       SOLE                    31773        0        0
TJX COS INC NEW                COM              872540109    35712   553240 SH       SOLE                   553240        0        0
UNION PAC CORP                 COM              907818108    19994   188730 SH       SOLE                   188730        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    26878   530345 SH       SOLE                   530345        0        0
US BANCORP DEL                 COM NEW          902973304     3976   146970 SH       SOLE                   146970        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    37653   938500 SH       SOLE                   938500        0        0
VIACOM INC NEW                 CL B             92553P201   149962  3302400 SH       SOLE                  3302400        0        0
WELLS FARGO & CO NEW           COM              949746101    10307   374000 SH       SOLE                   374000        0        0
WENDYS CO                      COM              95058W100      975   181840 SH       SOLE                   181840        0        0
WILLIAMS COS INC DEL           EX DISTRIB       969457142    12084   447400 SH       SOLE                   447400        0        0
WILLIS GROUP HOLDINGS PUBLIC   SHS              g96666105     8247   212540 SH       SOLE                   212540        0        0